Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000023849 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000023849 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000023849 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000023849 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023849 | Uniform Mortgage-Backed Securities_2.5__BNY-3133B3WP8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023849 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023849 | Voya Ultra Short Income ETF___BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023849 | Ginnie Mae_5.5__BNY-21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023849 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023849 | Dryden 104 CLO Ltd._5.179_Class A1R_BNY-26253BAN4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023849 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000023849 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023849 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023849 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023849 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023849 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023849 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023849 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000023849 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000023849 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000023849 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000023849 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028784 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028784 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028784 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028784 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028784 | Uniform Mortgage-Backed Securities_2.5__BNY-3133B3WP8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028784 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028784 | Voya Ultra Short Income ETF___BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028784 | Ginnie Mae_5.5__BNY-21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028784 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028784 | Dryden 104 CLO Ltd._5.179_Class A1R_BNY-26253BAN4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028784 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028784 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028784 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028784 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028784 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028784 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028784 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028784 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028784 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000028784 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028784 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000028784 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000028785 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000028785 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000028785 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028785 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028785 | Uniform Mortgage-Backed Securities_2.5__BNY-3133B3WP8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028785 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028785 | Voya Ultra Short Income ETF___BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028785 | Ginnie Mae_5.5__BNY-21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028785 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028785 | Dryden 104 CLO Ltd._5.179_Class A1R_BNY-26253BAN4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028785 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000028785 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028785 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028785 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028785 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028785 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000028785 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000028785 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028785 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000028785 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028785 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000028785 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000074893 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000074893 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000074893 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074893 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074893 | Uniform Mortgage-Backed Securities_2.5__BNY-3133B3WP8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074893 | United States Treasury Notes_4.0__BNY-91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074893 | Voya Ultra Short Income ETF___BNY-88636N403
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074893 | Ginnie Mae_5.5__BNY-21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074893 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074893 | Dryden 104 CLO Ltd._5.179_Class A1R_BNY-26253BAN4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074893 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074893 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074893 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074893 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074893 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074893 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074893 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000074893 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000074893 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000074893 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000074893 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000074893 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	21.90%